Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) product	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	2
Additions other than through business combinations, property, plant and equipment	R 13,167	R 10,997	R 8,327
Capitalisation of mine development costs	(2,504)	(2,429)	(2,315)
Production costs1	48,435	43,149	38,995
Operating segments
Disclosure of operating segments [line items]
Production costs1	45,373	40,517	36,462
Operating segments | Total Gold
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	12,118	10,997	8,327
Capitalisation of mine development costs	(3,675)	(3,159)	(3,207)
Labour Costs including Contractors	46,550	43,149	38,995
Labour Costs including Contractors	(2,802)	(2,632)	(2,533)
Production costs1	43,748	40,517	36,462
Operating segments | Total Copper
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,049	0	0
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	1,886	0	0
Labour Costs including Contractors	(261)	0	0
Production costs1	1,625	0	0
Operating segments | Total operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	13,167	10,997	8,327
Capitalisation of mine development costs	(3,675)	(3,159)	(3,207)
Labour Costs including Contractors	48,436	43,149	38,995
Labour Costs including Contractors	(3,063)	(2,632)	(2,533)
Production costs1	45,373	40,517	36,462
Foreign operations | Operating segments | Hidden Valley | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	2,431	1,620	1,541
Capitalisation of mine development costs	(836)	(617)	(676)
Labour Costs including Contractors	3,445	4,200	3,852
Labour Costs including Contractors	(2,124)	(1,744)	(1,605)
Production costs1	1,320	2,456	2,247
Foreign operations | Operating segments | CSA | Copper (b)
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,049	0	0
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	1,886	0	0
Labour Costs including Contractors	(261)	0	0
Production costs1	1,625	0	0
Foreign operations | Operating segments | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	2,431	1,620	1,541
Capitalisation of mine development costs	(836)	(617)	(676)
Labour Costs including Contractors	3,445	4,200	3,852
Labour Costs including Contractors	(2,124)	(1,744)	(1,605)
Production costs1	1,320	2,456	2,247
Foreign operations | Operating segments | Copper (b)
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,049	0	0
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	1,886	0	0
Labour Costs including Contractors	(261)	0	0
Production costs1	1,625	0	0
SA taxation | Operating segments | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	9,687	9,377	6,786
Capitalisation of mine development costs	(2,839)	(2,542)	(2,531)
Labour Costs including Contractors	43,105	38,949	35,143
Labour Costs including Contractors	(678)	(888)	(928)
Production costs1	42,428	38,061	34,215
SA taxation | Operating segments | Moab Khotsong | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	2,380	2,427	1,330
Capitalisation of mine development costs	(197)	(234)	(285)
Labour Costs including Contractors	6,683	6,064	5,521
Labour Costs including Contractors	(576)	(829)	(874)
Production costs1	6,107	5,235	4,647
SA taxation | Operating segments | Mponeng | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	2,146	2,043	890
Capitalisation of mine development costs	(490)	(476)	(464)
Labour Costs including Contractors	7,879	7,063	5,821
Labour Costs including Contractors	(29)	(17)	(13)
Production costs1	7,850	7,046	5,808
SA taxation | Operating segments | Tshepong North | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	838	695	559
Capitalisation of mine development costs	(403)	(386)	(386)
Labour Costs including Contractors	3,785	3,102	2,842
Labour Costs including Contractors	(11)	(5)	(4)
Production costs1	3,775	3,097	2,838
SA taxation | Operating segments | Tshepong South | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	610	570	527
Capitalisation of mine development costs	(302)	(315)	(353)
Labour Costs including Contractors	3,347	2,923	2,576
Labour Costs including Contractors	(7)	(4)	(4)
Production costs1	3,340	2,919	2,572
SA taxation | Operating segments | Doornkop | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,091	914	686
Capitalisation of mine development costs	(460)	(454)	(336)
Labour Costs including Contractors	3,431	3,248	3,050
Labour Costs including Contractors	(6)	(3)	(3)
Production costs1	3,424	3,245	3,047
SA taxation | Operating segments | Joel | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	330	270	235
Capitalisation of mine development costs	(188)	(165)	(153)
Labour Costs including Contractors	2,109	1,866	1,666
Labour Costs including Contractors	(4)	(2)	(2)
Production costs1	2,106	1,864	1,664
SA taxation | Operating segments | Target 1 | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	402	491	488
Capitalisation of mine development costs	(212)	(195)	(198)
Labour Costs including Contractors	2,694	2,538	2,361
Labour Costs including Contractors	(4)	(2)	(3)
Production costs1	2,689	2,536	2,358
SA taxation | Operating segments | Kusasalethu | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	371	461	226
Capitalisation of mine development costs	(252)	(203)	(140)
Labour Costs including Contractors	4,471	4,006	3,688
Labour Costs including Contractors	(10)	(6)	(6)
Production costs1	4,464	4,000	3,682
SA taxation | Operating segments | Masimong | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	89	111	44
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	2,292	1,975	1,859
Labour Costs including Contractors	(4)	(2)	(2)
Production costs1	2,288	1,973	1,857
SA taxation | Operating segments | Mine Waste Solutions | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	674	1,061	1,463
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	2,438	2,225	2,051
Labour Costs including Contractors	(5)	(4)	(4)
Production costs1	2,434	2,221	2,047
SA taxation | Operating segments | All other surface operations | Total Gold Contracts
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	756	334	338
Capitalisation of mine development costs	(335)	(114)	(216)
Labour Costs including Contractors	3,976	3,939	3,708
Labour Costs including Contractors	(22)	(14)	(13)
Production costs1	3,951	3,925	3,695
Wafi-Golpu Joint Operation | Foreign operations | Eva Copper operations and related assets
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 4,700	R 857	R 71